Depreciation, Amortization and Impairment (Tables)	12 Months Ended
Dec. 31, 2017
Depreciation, Amortization and Impairment
Schedule of depreciation and amortization

	2015	2016	2017
	MCh$	MCh$	MCh$

Depreciation and amortization
Depreciation of property and equipment (Note No.15a and Note No. 16)	21,206	24,694	26,176
Amortization of intangibles assets (Note No.14a)	10,616	10,881	11,360

Total	31,822	35,575	37,536

Schedule of impairment loss

	2015	2016	2017
	MCh$	MCh$	MCh$

Impairment loss
Impairment loss on investment instruments	—	—	—
Impairment loss on property and equipment (Note No.15a)	204	274	166
Impairment loss on intangibles assets (Note No.14a)	59	—	—

Total	263	274	166